Related Party Transactions and Balances (Tables)	9 Months Ended
Sep. 30, 2015
Unaudited Interim [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions and balances

	September 30, 2015	December 31, 2014

8% Demand loans	$150,644	$99,812
Due to related party	41,577	6,594
Payable to related parties	$192,221	$106,406